Schedule of Investments
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.77%
Australia–3.03%
Aristocrat Leisure Ltd.	258,990	$8,232,065
Brambles Ltd.	464,589	7,291,387
Glencore PLC	2,302,210	17,436,648
		32,960,100
Belgium–1.57%
Anheuser-Busch InBev S.A./N.V.	247,077	17,094,286
Brazil–1.09%
MercadoLibre, Inc.(a)	3,364	5,816,423
TOTVS S.A.	891,910	6,016,262
		11,832,685
Canada–4.67%
Bank of Montreal	93,995	12,731,319
Bombardier, Inc., Class B(a)	58,968	10,428,659
RB Global, Inc.	129,277	12,397,991
Royal Bank of Canada	93,943	15,186,472
		50,744,441
China–7.56%
Airtac International Group	270,000	8,599,622
Alibaba Group Holding Ltd.	480,900	7,537,860
Contemporary Amperex Technology Co. Ltd., A Shares	275,900	16,323,915
Full Truck Alliance Co. Ltd., ADR	746,863	6,198,963
Kanzhun Ltd., ADR	562,751	7,535,236
Shenzhen Inovance Technology Co. Ltd., A Shares	1,258,935	12,333,080
Tencent Holdings Ltd.	216,700	13,667,776
Trip.com Group Ltd.	201,650	9,965,285
		82,161,737
Denmark–1.37%
DSV A/S	35,963	8,685,355
Novo Nordisk A/S, Class B	170,440	6,237,160
		14,922,515
France–11.17%
Air Liquide S.A.	36,061	7,453,755
Airbus SE	96,567	18,258,198
BNP Paribas S.A.	169,378	16,135,563
Cie de Saint-Gobain S.A.	107,671	8,914,557
Danone S.A.	119,062	9,513,905
Legrand S.A.	168,614	26,194,964
LVMH Moet Hennessy Louis Vuitton SE	24,151	13,202,129
Schneider Electric SE	33,199	9,042,798
TotalEnergies SE	138,648	12,724,296
		121,440,165
Germany–3.83%
Allianz SE	19,147	8,086,130
Deutsche Telekom AG	263,510	9,835,054
Fresenius SE & Co. KGaA	331,117	17,183,564
Heidelberg Materials AG	30,773	6,494,226
		41,598,974
Shares		Value
Hong Kong–2.76%
AIA Group Ltd.	1,678,600	$18,651,466
Techtronic Industries Co. Ltd.	854,000	11,341,313
		29,992,779
India–2.95%
HDFC Bank Ltd., ADR	315,601	7,852,153
Reliance Industries Ltd.	1,194,625	17,180,575
SBI Life Insurance Co. Ltd.(b)	370,559	7,009,517
		32,042,245
Indonesia–1.81%
PT Bank Central Asia Tbk, ADR(c)	2,040,205	19,647,174
Israel–1.31%
Teva Pharmaceutical Industries Ltd., ADR(a)	473,769	14,269,922
Italy–0.98%
FinecoBank Banca Fineco S.p.A.(c)	477,115	10,615,197
Japan–11.39%
Hoya Corp.	80,800	14,007,516
Keyence Corp.	70,100	24,949,090
Kobe Bussan Co. Ltd.	501,400	10,849,777
Panasonic Holdings Corp.	1,036,400	17,381,828
Recruit Holdings Co. Ltd.	271,600	11,833,595
SMC Corp.	36,200	14,237,389
Sony Group Corp.	636,000	13,255,969
Tokyo Electron Ltd.	33,000	8,198,881
Yokohama Financial Group, Inc.	1,019,700	9,102,037
		123,816,082
Mexico–0.66%
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,217,578	7,200,973
Netherlands–3.13%
ASM International N.V.	26,452	20,049,361
ASML Holding N.V.	10,537	14,011,639
		34,061,000
Singapore–0.53%
United Overseas Bank Ltd.	202,266	5,790,014
South Korea–4.90%
KB Financial Group, Inc.	193,947	19,039,865
KT&G Corp.	112,399	12,086,566
Samsung Electronics Co. Ltd.	189,652	22,181,943
		53,308,374
Spain–0.93%
Bankinter S.A.(c)	639,722	10,131,516
Sweden–3.03%
Investor AB, Class B(c)	870,374	32,965,164
Switzerland–1.47%
Cie Financiere Richemont S.A.	90,244	15,934,022
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Shares		Value
Taiwan–7.41%
E Ink Holdings, Inc.	3,696,000	$16,121,925
MediaTek, Inc.	176,000	8,441,864
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,501	55,931,063
		80,494,852
Thailand–0.71%
Bangkok Dusit Medical Services PCL, Foreign Shares	13,372,000	7,663,114
United Kingdom–14.53%
AstraZeneca PLC	117,313	22,939,378
BAE Systems PLC	1,015,072	29,760,390
Barclays PLC	4,638,435	24,275,177
National Grid PLC	1,154,610	19,489,931
RELX PLC	611,022	20,018,518
Shell PLC	348,605	16,145,661
Tesco PLC	1,735,737	10,909,156
Weir Group PLC (The)	383,531	14,383,453
		157,921,664
United States–5.98%
Broadcom, Inc.	59,607	18,448,963
CRH PLC	102,580	10,783,210
ICON PLC(a)	99,516	11,012,440
Oracle Corp.	65,143	9,583,187
Philip Morris International, Inc.	91,865	15,188,959
		65,016,759
Total Common Stocks & Other Equity Interests (Cost $839,617,801)		1,073,625,754
Shares		Value
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	3,218,768	$3,218,768
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	5,473,881	5,473,881
Total Money Market Funds (Cost $8,692,649)		8,692,649
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.57% (Cost $848,310,450)		1,082,318,403
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.68%
Invesco Private Government Fund, 3.63%(d)(e)(f)	8,110,197	8,110,197
Invesco Private Prime Fund, 3.80%(d)(e)(f)	21,054,699	21,056,805
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,167,850)		29,167,002
TOTAL INVESTMENTS IN SECURITIES—102.25% (Cost $877,478,300)		1,111,485,405
OTHER ASSETS LESS LIABILITIES–(2.25)%		(24,490,151)
NET ASSETS–100.00%		$1,086,995,254
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2026 represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,208,813	$29,758,389	$(35,748,434)	$-	$-	$3,218,768	$60,648
Invesco Treasury Portfolio, Institutional Class	16,598,248	55,265,581	(66,389,948)	-	-	5,473,881	107,303
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,749,399	29,752,496	(23,391,698)	-	-	8,110,197	25,604*
Invesco Private Prime Fund	4,532,848	68,097,289	(51,571,831)	(848)	(653)	21,056,805	69,982*
Total	$32,089,308	$182,873,755	$(177,101,911)	$(848)	$(653)	$37,859,651	$263,537

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$32,960,100	$—	$32,960,100
Belgium	—	17,094,286	—	17,094,286
Brazil	11,832,685	—	—	11,832,685
Canada	50,744,441	—	—	50,744,441
China	13,734,199	68,427,538	—	82,161,737
Denmark	—	14,922,515	—	14,922,515
France	—	121,440,165	—	121,440,165
Germany	—	41,598,974	—	41,598,974
Hong Kong	—	29,992,779	—	29,992,779
India	7,852,153	24,190,092	—	32,042,245
Indonesia	19,647,174	—	—	19,647,174
Israel	14,269,922	—	—	14,269,922
Italy	—	10,615,197	—	10,615,197
Japan	—	123,816,082	—	123,816,082
Mexico	7,200,973	—	—	7,200,973
Netherlands	—	34,061,000	—	34,061,000
Singapore	—	5,790,014	—	5,790,014
South Korea	—	53,308,374	—	53,308,374
Spain	—	10,131,516	—	10,131,516
Sweden	—	32,965,164	—	32,965,164
Switzerland	—	15,934,022	—	15,934,022
Taiwan	55,931,063	24,563,789	—	80,494,852
Thailand	—	7,663,114	—	7,663,114
United Kingdom	—	157,921,664	—	157,921,664
United States	65,016,759	—	—	65,016,759
Money Market Funds	8,692,649	29,167,002	—	37,859,651
Total Investments	$254,922,018	$856,563,387	$—	$1,111,485,405
Invesco V.I. EQV International Equity Fund